Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 142	$ 133	$ 338	$ 305
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	44	42	98	94
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 98	$ 91	$ 240	$ 211